PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment
PROPERTY AND EQUIPMENT	4. PROPERTY AND EQUIPMENT The Company's property, plant and equipment was sold as part of the Asset Sale. Depreciation expense included in discontinued operations was $563 in 2013.